Loans Held for Investment - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Noncommercial segment Loans	$ 7,600,000	$ 17,600,000
Accruing Loans 90 or More Days Past Due	0	0
Restructured loans	6,000,000	6,400,000
Restructured loans included in impaired loans	6,000,000	6,400,000
Carrying value of foreclosed properties	5,900,000	7,200,000
Amount pledged to borrowings at Federal Home Loan Bank	128,900,000	150,400,000
Amount pledged to borrowings at Federal Reserve Bank	$ 128,900,000	$ 150,400,000
Mortgage Loans on Real Estate [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	44.91%
Commercial Loan [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Concentrations of Loans as Percentage of Net Loans	52.21%